Leases (Tables)	12 Months Ended
Dec. 28, 2024
Leases [Abstract]
Lease, Cost [Table Text Block]
Components of lease cost are as follows:

	2024	2023	2022
Operating lease cost (a)	$788	$666	$585
Variable lease cost (b)	$165	$146	$115
Short-term lease cost (c)	$566	$582	$510
(a)Includes right-of-use asset amortization of $655 million, $570 million, and $517 million in 2024, 2023, and 2022, respectively.
(b)Primarily related to adjustments for inflation, common-area maintenance and property tax.
(c)Not recorded on our balance sheet.

Lessee Operating Leases Supplemental Cash Flow Information and Noncash Activity Table [Table Text Block]
Supplemental cash flow information and non-cash activity related to our operating leases are as follows:

	2024	2023	2022
Operating cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	$775	$655	$573
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$1,218	$1,088	$871

Lessee Operating Lease Balance Sheet Amounts and Lines [Table Text Block]
Supplemental balance sheet information related to our operating leases is as follows:

	Balance Sheet Classification	2024	2023
Right-of-use assets	Other assets	$3,383	$2,905
Current lease liabilities	Accounts payable and other current liabilities	$642	$556
Non-current lease liabilities	Other liabilities	$2,803	$2,400

Lessee Operating Lease Weighted Averages Table [Table Text Block]
Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	2024	2023	2022
Weighted-average remaining lease term	7 years	7 years	7 years
Weighted-average discount rate	4%	4%	3%

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of lease liabilities by year for our operating leases are as follows:

2025	$770
2026	680
2027	579
2028	478
2029	377
2030 and beyond	1,129
Total lease payments	4,013
Less: Imputed interest	568
Present value of lease liabilities	$3,445